Debt (Covenants) (Detail) - New Credit Facility	3 Months Ended
Mar. 31, 2017 USD ($)
Line Of Credit Facility [Line Items]
Number of consecutive quarters	four
Minimum
Line Of Credit Facility [Line Items]
Current Ratio covenant	100.00%
Asset coverage ratio covenant	135.00%
Liquidity requirement	$ 25,000,000
Maximum
Line Of Credit Facility [Line Items]
Ratio of debt to EBITDAX	350.00%